Equity - Dividends (Details) € / shares in Units, € in Millions											6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 14, 2023 EUR (€) € / shares	Jun. 15, 2023 EUR (€) € / shares	Dec. 15, 2022 EUR (€) € / shares	May 25, 2022 EUR (€) allotmentRight	Apr. 08, 2022 tranche € / shares	Dec. 23, 2021 shares	Dec. 17, 2021 EUR (€)	Jun. 17, 2021 EUR (€)	May 26, 2021 allotmentRight	Apr. 23, 2021 tranche € / shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 shares	Dec. 14, 2023 € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Mar. 31, 2023 tranche € / shares	Jun. 24, 2022 € / shares	Nov. 03, 2021 € / shares	Jun. 22, 2021 € / shares
Disclosure of classes of share capital [line items]
Number of tranches for dividends payable | tranche					2					2							2
Number of free-of-charge allotment rights per share | allotmentRight				1					1
Free-of-charge allotment rights, trading period				15 days					15 days
(Loss) profit for the year														€ (574)	€ 2,319	€ 10,717
Telefónica, S.A.
Disclosure of classes of share capital [line items]
(Loss) profit for the year														2,153
Legal reserve														91
Unrestricted reserves														€ 2,062
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share) | € / shares	€ 0.15	€ 0.15	€ 0.15		€ 0.30					€ 0.30			€ 0.30
Dividends paid, total amount	€ 847	€ 851	€ 854	€ 213			€ 292	€ 308
Proportion of shareholders issued free-of-charge allotment rights issued in cash (as a percent)				25.54%					28.53%										34.98%
Percentage of shareholders issued free-of-charge allotment rights issued in shares																		74.46%	65.02%	71.47%
Increase (decrease) in number of shares outstanding (shares) | shares						140,994,513					135,464,591	194,518,911
Par value per share (EUR per share) | € / shares											€ 1			€ 1	€ 1		€ 1	€ 1	€ 1	€ 1